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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Egerton Capital Limited Partnership
Address: 2 George Yard
         Lombard Street
         London EC3V 1DH
         England

Form 13F File Number: 28-04857

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John Armitage
Title:   Managing Director
         Egerton Capital Limited (General Partner)
Phone:   (011) 00441714109090

Signature, Place, and Date of Signing:

    /s/ John Armitage        London, England    November 12, 1999
    __________________       _______________    ________________
       [Signature]            [City, State]         [Date]




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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:     0

Form 13F Information Table Entry Total:     11

Form 13F Information Table Value Total:     140,838
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         28-

         [Repeat as necessary.]
























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

Holdings of US Listed equities held as at 30th June 1999
NAME OF ISSUER             TITLE         CUSIP      VALUE $'000   PRICE     SHARES     PUT/CALL   INVESTMENT     VOTING AUTHORITY
                           OF CLASS                                                               DISCRETION
-------------------------  ------------  ---------  -----------   --------  ---------  ---------  -------------- ----------------

Antenna TV SA             ADR            03672N100     7,290       9.53     765,000                 Sole             Sole
Business Objects SA       ADR            12328X107    19,029      60.70     313,500                 Sole             Sole
Cadiz Inc (CLCI)          Common Stock   127537108    23,682       9.56   2,477,154                 Sole             Sole
CBT Group Public Limited
  Company                 ADR            124853300    25,407      24.25   1,047,727                 Sole             Sole
Gucci Group NV-NY Reg     Common Stock   401566104    16,462      82.31     200,000                 Sole             Sole
Luxottica Group SPA-SPON  ADR            55068R202    27,503      19.13   1,437,700                 Sole             Sole
Natuzzi SPA               ADR            456478106     8,169      19.63     416,150                 Sole             Sole

                          Exercise Type                                  Contracts
S&P Option (Strike 1250,
  Expiry December 1999)   European       SPX PUT       5,925      32.25       1,782      Put        Sole             None
S&P Option (Strike 1250,
  Expiry December 1999)   European       SPX PUT       1,320      40.00         330      Put        Sole             None
S&P Option (Strike 1325,
  Expiry January 1999)    European       SPX PUT       4,106      78.50         523      Put        Sole             None
S&P Option (Strike 1275,
  Expiry March 1999)      European       SPX PUT       1,945      73.38         265      Put        Sole             None


Total                                                140,838






















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